Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) - Restricted Stock Units [member] shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 94	$ 107
Ambev [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	6.8	6.8
Share-based compensation grant date fair value	$ 17	$ 17